iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  76 .2%
Antero Resources Corp.
(a) (b)
................... 346,977 $ 7,869,438
APA Corp. .............................. 375,953 13,489,194
California Resources Corp. ................... 78,992 4,319,283
Callon Petroleum Co.
(a) (b)
..................... 68,544 2,220,826
Chesapeake Energy Corp. ................... 136,479 10,500,694
Chord Energy Corp. ........................ 50,558 8,404,256
Civitas Resources, Inc. ...................... 104,562 7,149,950
CNX Resources Corp.
(a) (b)
.................... 194,570 3,891,400
Comstock Resources, Inc. .................... 113,714 1,006,369
ConocoPhillips ........................... 1,216,376 141,184,762
Coterra Energy, Inc. ........................ 921,893 23,526,709
Crescent Energy Co. , Class A ................. 101,012 1,334,369
Devon Energy Corp. ........................ 725,541 32,867,007
Diamondback Energy, Inc. .................... 214,106 33,203,558
EOG Resources, Inc. ....................... 597,503 72,267,988
EQT Corp. .............................. 504,459 19,502,385
Gulfport Energy Corp.
(a) (b)
.................... 12,104 1,612,253
Hess Corp. .............................. 230,258 33,193,993
Kosmos Energy Ltd.
(a)
....................... 565,204 3,792,519
Magnolia Oil & Gas Corp. , Class A .............. 226,788 4,828,316
Marathon Oil Corp. ......................... 717,243 17,328,591
Matador Resources Co. ..................... 136,075 7,737,224
Murphy Oil Corp. .......................... 179,833 7,671,676
Northern Oil and Gas, Inc. .................... 112,047 4,153,582
Ovintiv, Inc. .............................. 311,254 13,670,276
Permian Resources Corp. , Class A .............. 509,824 6,933,606
Pioneer Natural Resources Co. ................ 141,301 31,775,769
Range Resources Corp. ..................... 296,060 9,012,066
Sitio Royalties Corp. , Class A .................. 100,587 2,364,800
SM Energy Co. ........................... 142,596 5,521,317
Southwestern Energy Co.
(a)
................... 1,349,129 8,836,795
Talos Energy, Inc.
(a) (b)
....................... 123,897 1,763,054
Tellurian, Inc.
(a) (b)
.......................... 790,370 597,204
Texas Pacific Land Corp. ..................... 7,633 12,002,511
Vital Energy, Inc.
(a) (b)
........................ 30,669 1,395,133
556,928,873
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  23 .7%
Clean Energy Fuels Corp.
(a)
................... 219,342 $ 840,080
CVR Energy, Inc. .......................... 36,104 1,093,951
Delek U.S. Holdings, Inc. .................... 73,229 1,889,308
Green Plains, Inc.
(a)
........................ 63,417 1,599,377
HF Sinclair Corp. .......................... 192,180 10,679,443
Marathon Petroleum Corp. ................... 358,733 53,221,628
Par Pacific Holdings, Inc.
(a)
................... 68,457 2,489,781
PBF Energy, Inc. , Class A .................... 133,576 5,872,001
Phillips 66 ............................... 450,804 60,020,045
REX American Resources Corp
(a)
............... 18,942 895,957
Valero Energy Corp. ........................ 255,573 33,224,490
World Kinect Corp. ......................... 74,031 1,686,426
173,512,487
a
Total Long-Term Investments — 99.9%
(Cost: $ 746,433,392 ) ................................ 730,441,360
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 5,727,344 5,730,781
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 1,085,250 1,085,250
a
Total Short-Term Securities — 0.9%
(Cost: $ 6,813,677 ) .................................. 6,816,031
Total Investments — 100.8%
(Cost: $ 753,247,069 ) ................................ 737,257,391
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (5,851,499)
Net Assets — 100.0% ................................. $ 731,405,892
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,916,800  $ 809,792
(a)
$ —  $ 3,962  $ 227  $ 5,730,781  5,727,344  $ 18,914
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  1,085,250
(a)
—  —  —  1,085,250  1,085,250  48,904  —
$ 3,962  $ 227
$ 6,816,031
$ 67,818  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 10 03/15/24 $ 886 $ (2,092)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 730,441,360  $ —  $ —  $ 730,441,360
Short-Term Securities
Money Market Funds ...................................... 6,816,031  —  —  6,816,031
$ 737,257,391  $ —  $ —  $ 737,257,391
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,092) $ —  $ —  $ (2,092)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.